Fair value of financial instrument - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial liabilities [line items]
Contractual maturity amount	$ 327,224	$ 243,204
Carrying value	326,977	244,331
Difference between carrying value and contractual maturity amount	(247)	1,127
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(175)	432
Cumulative change in fair value attributable to changes in credit risk for positions still held	304	482
Term deposits - Personal [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	14,726	13,633
Carrying value	14,602	13,794
Difference between carrying value and contractual maturity amount	(124)	161
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(41)	34
Cumulative change in fair value attributable to changes in credit risk for positions still held	19	59
Term deposits - Business and government [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	103,489	93,532
Carrying value	103,446	94,518
Difference between carrying value and contractual maturity amount	(43)	986
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(134)	398
Cumulative change in fair value attributable to changes in credit risk for positions still held	285	423
Term deposits - Bank [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	7,067	2,072
Carrying value	7,072	2,072
Difference between carrying value and contractual maturity amount	5
Term deposits [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	125,282	109,237
Carrying value	125,120	110,384
Difference between carrying value and contractual maturity amount	(162)	1,147
Changes in fair value attributable to changes in credit risk included in OCI for positions still held	(175)	432
Cumulative change in fair value attributable to changes in credit risk for positions still held	304	482
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	201,924	133,967
Carrying value	201,839	133,947
Difference between carrying value and contractual maturity amount	(85)	$ (20)
Other liabilities [member]
Disclosure of financial liabilities [line items]
Contractual maturity amount	18
Carrying value	$ 18